Post-retirement benefits - Summary of funding policy and contributions to plans (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of net defined benefit liability (asset) [Line Items]
Contributions to defined benefit plans	$ 404	$ 464	$ 328
Contributions to defined contribution plans	243	240	272
Contributions to industry-wide plans	12	17	17
Total	659	$ 721	$ 617
Pension benefits [member]
Disclosure of net defined benefit liability (asset) [Line Items]
Contributions to defined benefit plans	349
Contributions to defined contribution plans	241
Contributions to industry-wide plans	12
Total	602
Other Benefits [member]
Disclosure of net defined benefit liability (asset) [Line Items]
Contributions to defined benefit plans	55
Contributions to defined contribution plans	2
Total	$ 57